Operating Lease (Details) - Schedule of operating leases, and information about weighted-average remaining lease term and weighted-average discount rate - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease cost
Operating lease cost	$ 1,607,245	$ 1,227,115
Short term lease	790,440	378,763
Total lease cost	2,397,685	1,605,878
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	2,397,685	1,605,878
Right-of-use assets obtained in exchange for new operating lease liabilities
Weighted-average remaining lease term - operating lease	20 months	32 months
Weighted-average discount rate - operating lease	6.75%	6.75%